Condensed Balance Sheets - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,193		$ 191,103		$ 65,373
Prepaid expenses – current	84,597		284,597
Total current assets	90,790		475,700		65,373
Non-current assets:
Cash and marketable securities held in Trust Account	60,198,874		206,879,903
Deferred offering costs					307,402
Total non-current assets	60,198,874		206,879,903		307,402
Total assets	60,289,664		207,355,603		372,775
Current liabilities:
Accounts payable	434,496		30,132
Accrued expenses	1,781,983		357,026
Accounts payable and accrued expenses			387,158		9,947
Accrued offering costs	50,000		50,000		104,990
Total current liabilities	3,116,479		437,158		357,738
Non-current liabilities:
Warrant liabilities	376,820		589,420
Deferred underwriter fee payable	7,070,000		7,070,000
Total non-current liabilities	7,446,820		7,659,420
Total liabilities	10,563,299		8,096,578		357,738
Commitments and contingencies (Note 15)
Class A ordinary shares subject to possible redemption; $0.0001 par value; 500,000,000 shares authorized; 20,200,000 and no shares issued and outstanding subject to possible redemption at December 31, 2022 and 2021, at redemption value of $10.24 and $0 per share, respectively	60,198,874		206,879,903
Equity (Deficit):
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital					24,425
Accumulated deficit	(10,473,044)		(7,621,413)		(9,963)
Net parent company investment
Accumulated other comprehensive income
Total (deficit)	(10,472,509)	$ (9,521,134)	(7,620,878)	$ (8,267,493)	15,037
Total liabilities and (deficit)	60,289,664		207,355,603		372,775
DIH Holding US, Inc. [Member]
Current assets:
Cash and cash equivalents	1,506,000	5,560,000		3,308,000
Restricted cash	495,000	415,000		379,000
Accounts receivable, net of allowances of $1,771 and $1,091 respectively	5,775,000	6,079,000		6,444,000
Inventories, net	7,760,000	6,121,000		4,792,000
Due from related party	420,000	7,400,000		7,600,000
Other current assets	5,187,000	5,210,000		2,911,000
Total current assets	21,143,000	30,785,000		25,434,000
Non-current assets:
Property, and equipment, net	746,000	826,000		909,000
Capitalized software, net	2,257,000	2,203,000		2,176,000
Other intangible assets, net	380,000	380,000
Operating lease, right-of-use assets, net	5,134,000	3,200,000		4,807,000
Deferred tax assets		1,000		618,000
Other assets	46,000	39,000		77,000
Total assets	29,706,000	37,434,000		34,021,000
Current liabilities:
Accounts payable	4,078,000	3,200,000		3,580,000
Employee compensation	3,501,000	3,678,000		3,916,000
Due to related party	184,000	7,322,000		5,547,000
Current maturities of long-term debt	1,752,000	1,514,000		1,267,000
Revolving credit facilities	12,033,000	12,976,000		15,812,000
Current portion of deferred revenue	7,146,000	9,374,000		4,713,000
Current portion of long-term operating lease	1,667,000	1,255,000		1,743,000
Advance payments from customers	9,171,000	6,878,000		4,211,000
Accrued expenses and other current liabilities	10,860,000	12,411,000		8,053,000
Total current liabilities	50,392,000	58,608,000		48,842,000
Non-current liabilities:
Long-term debt, net of current maturities		489,000		1,707,000
Non-current deferred revenues	4,845,000	2,282,000		3,029,000
Long-term operating lease	3,492,000	1,970,000		3,099,000
Deferred tax liabilities	400,000	391,000		970,000
Other non-current liabilities	3,335,000	2,748,000		2,796,000
Total liabilities	62,464,000	66,488,000		60,443,000
Equity (Deficit):
Accumulated deficit	32,758	29,054
Net parent company investment	(36,363,000)	(32,977,000)		(30,503,000)
Accumulated other comprehensive income	3,605,000	3,923,000		4,081,000
Total (deficit)	(32,758,000)	(29,054,000)		(26,422,000)
Total liabilities and (deficit)	29,706,000	$ 37,434,000		$ 34,021,000
Common Class A [Member]
Equity (Deficit):
Ordinary shares	30		30
Common Class B [Member]
Equity (Deficit):
Ordinary shares	505		505		575
Related Party [Member]
Current liabilities:
Promissory note – related party	$ 850,000				$ 242,801